SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2018
SHARE CAPITAL
Common share cancellation (note 23)	$ 3,120	$ 2,779
Common shares [Member]
SHARE CAPITAL
Shares repurchased	161,500	170,217
Stock Repurchased During Period, Shares	161,500
Share repurchased during period, value per share	$ 19.32
Common share cancellation (note 23)	$ 1,933	$ 1,825
Common shares [Member] | Maximum [Member]
SHARE CAPITAL
Number of shares authorized to be repurchased			3,580,668
Percentage of shares authorized to be repurchased			9.90%
Retained earnings (deficit) [Member]
SHARE CAPITAL
Common share cancellation (note 23)	$ 1,187	$ 954